Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

September 25, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Legg Mason Partners Adjustable Rate Income Fund)

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 140 to the registration statement for the Trust (the “Amendment”) relating solely to its series, Legg Mason Partners Adjustable Rate Income Fund (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of (i) delaying until September 28, 2009 the effectiveness of Post-Effective Amendment No. 135 to the registration statement for the Trust, which was filed on July 27, 2009 pursuant to Rule 485(a) under the 1933 Act, (ii) including the financial statements of the Fund, and (iii) making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call Mana Behbin at (202) 373-6599 or the undersigned at (617) 951-8267 with any questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz
Barry N. Hurwitz